Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair value measurement
Fair value measurements of the assets that are measured at fair value on a recurring basis:

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	—	312,772,838	—
Money market fund	896,416	896,416	—	—
Restricted cash	535,500,431	—	535,500,431	—
Short-term investments:
Available-for-sale securities	40,000,000	—	40,000,000	—
Time deposits	99,517,875	—	99,517,875	—
Long-term time deposits	293,892,575	—	293,892,575	—
Restricted time deposit	125,717,425	—	125,717,425	—

Total assets	1,408,297,560	896,416	1,407,401,144	—

		Fair value measurement at reporting date using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	136,987,337	—	136,987,337	—
Money market fund	629,374	629,374	—	—
Restricted cash	891,462,180	—	891,462,180	—
Short-term investments:
Available-for-sale securities	967,792,000	—	967,792,000	—
Time deposits	541,092,886	—	541,092,886	—
Long-term time deposits	51,465,395	—	51,465,395	—
Restricted time deposit	7,814,450	—	7,814,450	—

Total assets	2,597,243,622	629,374	2,596,614,248	—